RELATED PARTY TRANSACTIONS - Narratives (Details) - USD ($)																3 Months Ended	12 Months Ended
	Dec. 10, 2024	Sep. 26, 2024	Aug. 05, 2024	Aug. 01, 2024	May 14, 2024	Feb. 29, 2024	Jan. 30, 2024	Jan. 22, 2024	Dec. 22, 2023	Apr. 19, 2023	Mar. 29, 2023	Feb. 27, 2023	Feb. 17, 2023	Feb. 14, 2023	Feb. 09, 2023	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Jul. 31, 2024	Jun. 30, 2024	Mar. 05, 2024
RELATED PARTY TRANSACTIONS
Proceeds from related party																$ 50,000		$ 360,000
Repayment to related party debt																	$ 875,417	$ 160,000
Interest rate																	10.00%		10.00%
Secured Convertible Debenture
RELATED PARTY TRANSACTIONS
Interest rate																	10.00%			10.00%
Related party | Will Gray
RELATED PARTY TRANSACTIONS
Proceeds from related party									$ 90,000	$ 35,000	$ 45,000
Repayment to related party debt	$ 75,000	$ 47,500	$ 47,500
Related party | Joel Solis
RELATED PARTY TRANSACTIONS
Proceeds from related party							$ 150,000					$ 60,000	$ 20,000	$ 45,000	$ 50,000
Repayment to related party debt		105,000		$ 70,000		$ 150,000
Interest rate							0.00%															0.00%
Related party | Joel Solis | Certain properties located in chaves county, New Mexico
RELATED PARTY TRANSACTIONS
Fair market value																					$ 166,449
Related party | Adrian Beeston
RELATED PARTY TRANSACTIONS
Proceeds from related party								$ 50,000
Repayment to related party debt		$ 25,000
Interest rate								0.00%
Related party | Adrian Beeston | Secured Convertible Debenture
RELATED PARTY TRANSACTIONS
Promissory note face value					$ 27,500
Proceeds from related party					$ 27,500